Debt - Schedule of Asset-Backed Notes Transactions (Details) - USD ($)	1 Months Ended
	Oct. 31, 2018	Mar. 31, 2018	Dec. 31, 2018
Debt Instrument [Line Items]
Aggregate principal amount			$ 2,857,000,000
Asset Backed Notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,600,000,000	$ 1,183,000,000	$ 2,783,000,000
A-1a Senior class notes | Asset Backed Notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	3.23%	2.82%
Expected Weighted-average Life to Maturity	2 years 6 months 3 days	2 years 5 months 26 days
Aggregate principal amount	$ 1,226,000,000	$ 725,000,000
A-1b Senior floating rate class notes | Asset Backed Notes
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			2.52%
Stated interest rate on debt instrument	0.24%	0.26%
Expected Weighted-average Life to Maturity	2 years 6 months 3 days	2 years 5 months 26 days
Aggregate principal amount	$ 200,000,000	$ 275,000,000
B Junior class notes | Asset Backed Notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	3.38%	3.05%
Expected Weighted-average Life to Maturity	3 years 2 months 26 days	3 years 1 month 20 days
Aggregate principal amount	$ 98,000,000	$ 91,000,000
C Junior class notes | Asset Backed Notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	3.55%	3.20%
Expected Weighted-average Life to Maturity	3 years 4 months 28 days	3 years 4 months 9 days
Aggregate principal amount	$ 76,000,000	$ 92,000,000